Concentrations - Additional Information (Detail) - LCP Edge Intermediate, Inc. [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Concentration Risk [Line Items]
Amount payable	$ 22,415,000		$ 18,485,000	$ 14,257,000
Accounts Receivable [Member]
Concentration Risk [Line Items]
Accounts receivable			$ 1.9
Percentage risk concentration			10.50%
Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Amount payable	$ 1,400,000		$ 1,000,000	$ 1,500,000	$ 900,000
Percentage risk concentration	56.60%	43.90%	37.00%	41.00%	22.00%